CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
ASSETS
Cash and Cash Equivalents	¥ 925,965	¥ 954,827
Restricted Cash	120,056	136,985
Net investment in Leases	1,082,943	1,057,973
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥151,601 million September 30, 2022 ¥215,774 million	3,980,231	3,862,604
Allowance for Credit Losses	(66,975)	(69,459)
Investment in Operating Leases	1,466,487	1,463,202
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥19,353 million September 30, 2022 ¥25,568 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2022 Amortized Cost ¥2,276,425 million Allowance for Credit Losses ¥(153) million September 30, 2022 Amortized Cost ¥2,514,538 million Allowance for Credit Losses ¥(172) million	2,911,282	2,852,349
Property under Facility Operations	564,655	561,846
Investment in Affiliates	1,106,570	978,033
Trade Notes, Accounts and Other Receivable	356,894	359,949
Inventories	154,565	139,563
Office Facilities	246,380	240,421
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million September 30, 2022 ¥5,702 million	1,936,953	1,732,379
Total Assets	14,786,006	14,270,672
Liabilities:
Short-Term Debt	461,673	439,639
Deposits	2,252,295	2,276,158
Trade Notes, Accounts and Other Payable	248,523	291,422
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥198,905 million September 30, 2022 ¥ 170,177 million	2,049,300	1,963,623
Income Taxes:
Current and Deferred Income Taxes	315,657	461,181
Long-Term Debt	4,948,712	4,427,046
Other Liabilities	1,057,660	1,040,202
Total Liabilities	11,333,820	10,899,271
Redeemable Noncontrolling Interests	965	0
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	260,880	260,479
Retained Earnings	2,975,389	2,909,317
Accumulated Other Comprehensive Income (Loss)	34,014	(16,041)
Treasury Stock, at Cost	(146,582)	(113,447)
ORIX Corporation Shareholders' Equity	3,344,812	3,261,419
Noncontrolling Interests	106,409	109,982
Total Equity	3,451,221	3,371,401
Total Liabilities and Equity	14,786,006	14,270,672
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,554	3,899
Installment Loans (Net of Allowance for Credit Losses)	238,637	212,371
Investment in Operating Leases	72,675	101,881
Property under Facility Operations	165,362	210,307
Investment in Affiliates	51,561	51,877
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million September 30, 2022 ¥5,702 million	73,969	95,613
Total Assets	606,758	675,948
Liabilities:
Trade Notes, Accounts and Other Payable	1,846	2,251
Income Taxes:
Long-Term Debt	376,611	431,312
Other Liabilities	27,715	38,891
Total Liabilities	¥ 406,172	¥ 472,454